UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                      Date of Fiscal Year End: October 31

            Date of Reporting Period: July 1, 2016 to June 30, 2017

ITEM 1. PROXY VOTING RECORD.

                   ATTACHED ARE THE PROXY VOTING RECORDS FOR:

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                  A SERIES OF THE ADVISORS' INNER CIRCLE FUND


                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOUR
 SECURITY ID: Q09504137
 Meeting Date: 16-Dec-16 Meeting Type: Annual General Meeting
     Voting Exclusions Apply to This Meeting for
       Proposals 2, 3 and Votes Cast By-any Individual Or
       Related Party Who Benefit from the Passing of
       The-proposal/s Will be Disregarded by the Company.
       Hence, If You Have Obtained-benefit Or Expect to
       Obtain Future Benefit (as Referred in the Company-
       Announcement) Vote Abstain on the Relevant Proposal
       Items. by Doing So, You- Acknowledge That You Have
       Obtained Benefit Or Expect to Obtain Benefit by
       The- Passing of the Relevant Proposal/s. by Voting
       (for Or Against) on the Above- Mentioned
       Proposal/s, You Acknowledge That You Have Not
       Obtained Benefit-neither Expect to Obtain Benefit
       by the Passing of the Relevant Proposal/s-and You
       Comply with the Voting Exclusion                     Non-Voting                  Non-Voting
 2   Adoption of the Remuneration Report                    Management     For          Voted - For
 3   Grant of Performance Rights to Mr S C Elliott          Management     For          Voted - For
 4.A Election of Board Endorsed Candidate: Ms S J Halton
       Ao Psm                                               Management     For          Voted - For
 4.B Re-election of Board Endorsed Candidate: Mr G R
       Liebelt                                              Management     For          Voted - For
CHINA EASTERN AIRLINES CORPORATION LTD, SHANGHAI
 SECURITY ID: Y1406M102
 Meeting Date: 17-Jan-17 Meeting Type: Extraordinary General Meeting
     Please Note That the Company Notice and Proxy Form
       are Available by Clicking-on the Url Links:-
       Http://www.hkexnews.hk/listedco/listconews/sehk/2016
       / 1130/ltn20161130708.pdf-and-
       Http://www.hkexnews.hk/listedco/listconews/sehk/2016
       / 1130/ltn20161130716.pdf                            Non-Voting                  Non-Voting
 1   To Consider, Approve, Confirm and Ratify A Share
       Transfer Agreement Dated 29 November 2016 Entered
       Into Between the Company and (as Specified)
       (eastern Airlines Industry Investment Company
       Limited) (the "purchaser"), A Wholly-owned
       Subsidiary of (as Specified) (china Eastern Air
       Holding Company), in Relation to the Disposal of
       100% Equity Interest in (as Specified) (eastern Air
       Logistics Co., Ltd.) Held by the Company to the
       Purchaser and the Transactions Contemplated
       Thereunder                                           Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 Meeting Date: 27-Oct-16 Meeting Type: Extraordinary General Meeting
     Please Note That the Company Notice and Proxy Form
       are Available by Clicking-on the Url Links:-
       Http://www.hkexnews.hk/listedco/listconews/sehk/2016
       / 0909/ltn201609091034.pdf-and-
       Http://www.hkexnews.hk/listedco/listconews/sehk/2016
       / 0909/ltn201609091042.pdf                           Non-Voting                  Non-Voting
 1   To Consider and Approve the 2016 Interim Profit
       Distribution Proposal of the Company                 Management     For          Voted - For
 2   To Consider, Approve, Confirm and Ratify A
       Conditional Financial Services Agreement Dated 30
       August 2016 (the "financial Services Renewal
       Agreement") Entered Into Between (i) the Company;
       (ii) As Specified (eastern Air Group Finance Co.,
       Ltd.); and (iii) As Specified (ces Finance Holding
       Co., Ltd.)                                           Management     For          Voted - For
 3   To Consider, Approve, Confirm and Ratify A
       Conditional Catering Services Agreement Dated 30
       August 2016 (the "catering Services Renewal
       Agreement") Regarding the Provision of Catering
       Services to the Group, Entered Into Between the
       Company and As Specified (china Eastern Air
       Catering Investment Co., Ltd.)                       Management     For          Voted - For
CSL LTD, PARKVILLE VIC
 SECURITY ID: Q3018U109
 Meeting Date: 12-Oct-16 Meeting Type: Annual General Meeting
     Voting Exclusions Apply to This Meeting for
       Proposals 2.a, 2.b, 2.c, 3, 4, 5-and Votes Cast by
       Any Individual Or Related Party Who Benefit from
       The-passing of the Proposal/s Will be Disregarded
       by the Company. Hence, If You-have Obtained Benefit
       Or Expect to Obtain Future Benefit (as Referred in
       The- Company Announcement) Vote Abstain on the
       Relevant Proposal Items. by Doing-so, You
       Acknowledge That You Have Obtained Benefit Or
       Expect to Obtain-benefit by the Passing of the
       Relevant Proposal/s. by Voting (for Or Against)-on
       the Above Mentioned Proposal/s, You Acknowledge
       That You Have Not Obtained-benefit Neither Expect
       to Obtain Benefit by the Passing of the
       Relevant-proposal/s and You Comply with the Voting
       Exclusion                                            Non-Voting                  Non-Voting
 2.A To Re-elect Ms Marie Mcdonald As A Director            Management     For          Voted - For
 2.B To Elect Dr Megan Clark As A Director                  Management     For          Voted - For
 2.C To Elect Dr Tadataka Yamada As A Director              Management     For          Voted - For
 3   Adoption of the Remuneration Report                    Management     For          Voted - For
 4   Grant of Performance Options and Performance Rights
       to Mr Paul Perreault, the Chief Executive Officer
       and Managing Director                                Management     For          Voted - For
 5   Remuneration of Non-executive Directors                Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
DIAGEO PLC, LONDON
 SECURITY ID: G42089113
 Meeting Date: 21-Sep-16 Meeting Type: Annual General Meeting
 1  Report and Accounts 2016                              Management     For          Voted - For
 2  Directors' Remuneration Report 2016                   Management     For          Voted - For
 3  Declaration of Final Dividend                         Management     For          Voted - For
 4  Re-election of Pb Bruzelius As A Director             Management     For          Voted - For
 5  Re-election of Lord Davies As A Director              Management     For          Voted - For
 6  Re-election of Ho Kwon Ping As A Director             Management     For          Voted - For
 7  Re-election of Bd Holden As A Director                Management     For          Voted - For
 8  Re-election of Dr Fb Humer As A Director              Management     For          Voted - For
 9  Re-election of Ns Mendelsohn As A Director            Management     For          Voted - For
 10 Re-election of Im Menezes As A Director               Management     For          Voted - For
 11 Re-election of Pg Scott As A Director                 Management     For          Voted - For
 12 Re-election of Ajh Stewart As A Director              Management     For          Voted - For
 13 Election of J Ferran As A Director                    Management     For          Voted - For
 14 Election of Ka Mikells As A Director                  Management     For          Voted - For
 15 Election of En Walmsley As A Director                 Management     For          Voted - For
 16 Re-appointment of Auditor: PricewaterhouseCoopers
      LLP                                                 Management     For          Voted - For
 17 Remuneration of Auditor                               Management     For          Voted - For
 18 Authority to Allot Shares                             Management     For          Voted - For
 19 Disapplication of Pre-emption Rights                  Management     For          Voted - For
 20 Authority to Purchase Own Ordinary Shares             Management     For          Voted - For
 21 Authority to Make Political Donations And/or to
      Incur Political Expenditure in the Eu               Management     For          Voted - For
    15aug2016: Please Note That This is A Revision Due
      to Receipt of Auditor-name. If You Have Already
      Sent in Your Votes, Please Do Not Vote Again
      Unless-you Decide to Amend Your Original
      Instructions. Thank You                             Non-Voting                  Non-Voting
HOME RETAIL GROUP PLC, MILTON KEYNES
 SECURITY ID: G4581D103
 Meeting Date: 27-Jul-16 Meeting Type: Court Meeting
    Please Note That Abstain is Not A Valid Vote Option
      for This Meeting Type.-please Choose Between "for"
      and "against" Only. Should You Choose to
      Vote-abstain for This Meeting Then Your Vote Will
      be Disregarded by the Issuer Or-issuers Agent       Non-Voting                  Non-Voting
 1  Approval of Scheme                                    Management     For          Voted - For
 Meeting Date: 27-Jul-16 Meeting Type: Ordinary General Meeting
 1  The Special Resolution is to Approve: (i) All Such
      Steps As are Necessary to be Taken for the Purpose
      of Giving Effect to the Scheme and the Acquisition;





                            MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       (ii) the Amendments to the Company's Articles of
       Association; and (iii) the Newco Reduction of
       Capital and the Loan by the Company to Fund the
       Return of Capital to be Effected Pursuant to the
       Newco Reduction of Capital. the Special Resolution
       is Set Out in Full in the Notice of General Meeting
       Contained in Part Xi to the Scheme Circular         Management     For          Voted - For
INDUSTRIA DE DISENO TEXTIL S.A., ARTEIXO, LA COROG
 SECURITY ID: E6282J125
 Meeting Date: 19-Jul-16    Meeting Type: Ordinary General Meeting
     Please Note in the Event the Meeting Does Not Reach
       Quorum, There Will be A-second Call on 20 Jul 2016
       at 12:00. Consequently, Your Voting
       Instructions-will Remain Valid for All Calls Unless
       the Agenda is Amended. Thank You'                   Non-Voting                  Non-Voting
     Please Note That This is an Amendment to Meeting Id
       655283 Due to Change In-voting Status of Resolution
       11. All Votes Received on the Previous Meeting-will
       be Disregarded and You Will Need to Reinstruct on
       This Meeting Notice.-thank You                      Non-Voting                  Non-Voting
 1   Approve Standalone Financial Statements               Management     For          Voted - For
 2   Approve Consolidated Financial Statements and
       Discharge of Board                                  Management     For          Voted - For
 3   Approve Allocation of Income and Dividends            Management     For          Voted - For
 4.A Ratify Appointment of and Elect Pontegadea
       Inversiones Sl As Director                          Management     For          Voted - For
 4.B Elect Baronesa Kingsmill Cbe As Director              Management     For          Voted - For
 5.A Amend Article 4 Re: Registered Office                 Management     For          Voted - For
 5.B Amend Articles Re: Panel of the General Meetings,
       Deliberations and Adoption of Resolutions: Arts 19
       and 20                                              Management     For          Voted - For
 5.C Amend Articles Re: Audit, Control and Remuneration
       Committees: Arts 28 and 30                          Management     For          Voted - For
 5.D Amend Article 36 Re: Annual Accounts and Allocation
       of Financial Results                                Management     For          Voted - For
 5.E Approve Restated Articles of Association              Management     For          Voted - For
 6   Renew Appointment of Deloitte As Auditor              Management     For          Voted - For
 7   Approve Restricted Stock Plan                         Management     For          Voted - For
 8   Authorize Share Repurchase Program                    Management     For          Voted - For
 9   Advisory Vote on Remuneration Report                  Management     For          Voted - For
 10  Authorize Board to Ratify and Execute Approved
       Resolutions                                         Management     For          Voted - For
 11  Receive Amendments to Board of Directors Regulations  Non-Voting                  Non-Voting
     30 Jun 2016: Please Note That This is A Revision
       Due to Change in Record-date from 12 Jul 2016 to 14
       Jul 2016. If You Have Already Sent in Your
       Votes-for Mid: 655678, Please Do Not Vote Again
       Unless You Decide to Amend Your-original
       Instructions. Thank You.                            Non-Voting                  Non-Voting





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
KUBOTA CORPORATION
 SECURITY ID: J36662138
 Meeting Date: 24-Mar-17 Meeting Type: Annual General Meeting
      Please Reference Meeting Materials.                    Non-Voting                  Non-Voting
 1.1  Appoint A Director Kimata, Masatoshi                   Management     For          Voted - For
 1.2  Appoint A Director Kubo, Toshihiro                     Management     For          Voted - For
 1.3  Appoint A Director Kimura, Shigeru                     Management     For          Voted - For
 1.4  Appoint A Director Ogawa, Kenshiro                     Management     For          Voted - For
 1.5  Appoint A Director Kitao, Yuichi                       Management     For          Voted - For
 1.6  Appoint A Director IIda, Satoshi                       Management     For          Voted - For
 1.7  Appoint A Director Yoshikawa, Masato                   Management     For          Voted - For
 1.8  Appoint A Director Matsuda, Yuzuru                     Management     For          Voted - For
 1.9  Appoint A Director Ina, Koichi                         Management     For          Voted - For
 2    Appoint A Substitute Corporate Auditor Morishita,
        Masao                                                Management     For          Voted - For
 3    Approve Payment of Bonuses to Directors                Management     For          Voted - For
 4    Approve Details of the Restricted-share
        Compensation Plan to be Received by Directors
        Except As Outside Directors                          Management     For          Voted - For
KURARAY CO.,LTD.
 SECURITY ID: J37006137
 Meeting Date: 24-Mar-17 Meeting Type: Annual General Meeting
      Please Reference Meeting Materials.                    Non-Voting                  Non-Voting
 1    Approve Appropriation of Surplus                       Management     For          Voted - For
 2.1  Appoint A Director Ito, Masaaki                        Management     For          Voted - For
 2.2  Appoint A Director Matsuyama, Sadaaki                  Management     For          Voted - For
 2.3  Appoint A Director Kugawa, Kazuhiko                    Management     For          Voted - For
 2.4  Appoint A Director Hayase, Hiroaya                     Management     For          Voted - For
 2.5  Appoint A Director Nakayama, Kazuhiro                  Management     For          Voted - For
 2.6  Appoint A Director Abe, Kenichi                        Management     For          Voted - For
 2.7  Appoint A Director Sano, Yoshimasa                     Management     For          Voted - For
 2.8  Appoint A Director Toyoura, Hitoshi                    Management     For          Voted - For
 2.9  Appoint A Director Hamaguchi, Tomokazu                 Management     For          Voted - For
 2.10 Appoint A Director Hamano, Jun                         Management     For          Voted - For
 3    Appoint A Corporate Auditor Fujimoto, Mie              Management     For          Voted - For
NEW WORLD DEVELOPMENT CO LTD, HONG KONG
 SECURITY ID: Y63084126
 Meeting Date: 29-Dec-16 Meeting Type: Extraordinary General Meeting
      Please Note That the Company Notice and Proxy Form
        are Available by Clicking-on the Url Links:-
        Http://www.hkexnews.hk/listedco/listconews/sehk/2016
        / 1206/ltn20161206779.pdf-and-





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Http://www.hkexnews.hk/listedco/listconews/sehk/2016
      / 1206/ltn20161206771.pdf                            Non-Voting                  Non-Voting
    Please Note in the Hong Kong Market That A Vote of
      'abstain' Will be Treated-the Same As A 'take No
      Action' Vote                                         Non-Voting                  Non-Voting
1   To Confirm, Ratify and Approve the Sale and
      Purchase Agreement and All Transactions
      Contemplated Thereunder and to Authorise Any
      Director of the Company to Do All Such Acts and
      Things and Execute All Such Documents in Connection
      Therewith Or to Implement Or Give Effect to the
      Sale and Purchase Agreement and the Transactions
      Contemplated Thereunder                              Management     For          Voted - For
Meeting Date: 22-Nov-16  Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
      "abstain" Will be Treated-the Same As A "take No
      Action" Vote.                                        Non-Voting                  Non-Voting
    Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/2016
      / 1017/ltn20161017303.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/2016
      / 1017/ltn20161017297.pdf                            Non-Voting                  Non-Voting
1   To Consider and Adopt the Audited Financial
      Statements and the Reports of the Directors and the
      Independent Auditor for the Year Ended 30 June 2016  Management     For          Voted - For
2   To Declare A Final Dividend                            Management     For          Voted - For
3.A To Re-elect Mr. Doo Wai-hoi, William As Director       Management     For          Voted - For
3.B To Re-elect Dr. Cheng Chi-kong, Adrian As Director     Management     For          Voted - For
3.C To Re-elect Mr. Cheng Kar-shing, Peter As Director     Management     For          Voted - For
3.D To Re-elect Mr. Liang Cheung-biu, Thomas As Director   Management     For          Voted - For
3.E To Re-elect Mr. Au Tak-cheong As Director              Management     For          Voted - For
3.F To Authorise the Board of Directors to Fix the
      Remuneration of Directors                            Management     For          Voted - For
4   To Re-appoint Messrs. PricewaterhouseCoopers As
      Auditor and Authorise the Board of Directors to Fix
      Their Remuneration                                   Management     For          Voted - For
5   To Approve A General Mandate to the Directors to
      Buy Back Shares Not Exceeding 10% of the Existing
      Issued Shares                                        Management     For          Voted - For
6   To Approve A General Mandate to the Directors to
      Issue Shares Not Exceeding 20% of the Existing
      Issued Shares                                        Management     For          Voted - For
7   To Approve the Adoption of the New Share Option
      Scheme (as Defined in the Circular of the Company
      Dated 18 October 2016                                Management     For          Voted - For





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
NEWCREST MINING LTD, MELBOURNE VIC
 SECURITY ID: Q6651B114
 Meeting Date: 08-Nov-16 Meeting Type: Annual General Meeting
     Voting Exclusions Apply to This Meeting for
       Proposals 3.a, 3.b, 4, and Votes-cast by Any
       Individual Or Related Party Who Benefit from the
       Passing of The-proposal/s Will be Disregarded by
       the Company. Hence, If You Have Obtained-benefit Or
       Expect to Obtain Future Benefit (as Referred in the
       Company- Announcement) Vote Abstain on the Relevant
       Proposal Items. by Doing So, You- Acknowledge That
       You Have Obtained Benefit Or Expect to Obtain
       Benefit by The- Passing of the Relevant Proposal/s.
       by Voting (for Or Against) on the Above- Mentioned
       Proposal/s, You Acknowledge That You Have Not
       Obtained Benefit-neither Expect to Obtain Benefit
       by the Passing of the Relevant Proposal/s-and You
       Comply with the Voting Exclusion                    Non-Voting                  Non-Voting
 2.A Re-election of Peter Hay As A Director                Management     For          Voted - For
 2.B Re-election of Philip Aiken Am As A Director          Management     For          Voted - For
 2.C Re-election of Rick Lee Am As A Director              Management     For          Voted - For
 2.D Re-election of John Spark As A Director               Management     For          Voted - For
 2.E Election of Vickki Mcfadden As A Director             Management     For          Voted - For
 3.A Approval of Grant of Performance Rights to the
       Managing Director and Chief Executive Officer
       Sandeep Biswas                                      Management     For          Voted - For
 3.B Approval of Grant of Performance Rights to the
       Finance Director and Chief Financial Officer Gerard
       Bond                                                Management     For          Voted - For
 4   Adoption of the Remuneration Report for the Year
       Ended 30 June 2016 (advisory Only)                  Management     For          Voted - For
NORDEA BANK AB, STOCKHOLM
 SECURITY ID: W57996105
 Meeting Date: 16-Mar-17 Meeting Type: Annual General Meeting
     An Abstain Vote Can Have the Same Effect As an
       Against Vote If the Meeting-require Approval from
       Majority of Participants to Pass A Resolution.      Non-Voting                  Non-Voting
     Market Rules Require Disclosure of Beneficial Owner
       Information for All Voted-accounts. If an Account
       Has Multiple Beneficial Owners, You Will Need
       To-provide the Breakdown of Each Beneficial Owner
       Name, Address and Share-position to Your Client
       Service Representative. This Information is
       Required-in Order for Your Vote to be Lodged        Non-Voting                  Non-Voting
     Important Market Processing Requirement: A
       Beneficial Owner Signed Power Of- Attorney (poa) is
       Required in Order to Lodge and Execute Your Voting-
       Instructions in This Market. Absence of A Poa, May





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Cause Your Instructions To-be Rejected. If You Have
      Any Questions, Please Contact Your Client Service-
      Representative                                      Non-Voting                  Non-Voting
1   Election of A Chairman for the General Meeting: Eva
      Hagg, Member of The-swedish Bar Association         Non-Voting                  Non-Voting
2   Preparation and Approval of the Voting List           Non-Voting                  Non-Voting
3   Approval of the Agenda                                Non-Voting                  Non-Voting
4   Election of at Least One Minutes Checker              Non-Voting                  Non-Voting
5   Determination Whether the General Meeting Has Been
      Duly Convened                                       Non-Voting                  Non-Voting
6   Submission of the Annual Report and Consolidated
      Accounts, and of the Audit- Report and the Group
      Audit Report in Connection Herewith: Speech by the
      Group- Ceo                                          Non-Voting                  Non-Voting
7   Adoption of the Income Statement and the
      Consolidated Income Statement, and the Balance
      Sheet and the Consolidated Balance Sheet            Management
8   Decision on Dispositions of the Company's Profit
      According to the Adopted Balance Sheet: A Dividend
      of 0.65 Euro Per Share                              Management
9   Decision Regarding Discharge from Liability for the
      Members of the Board of Directors and the Ceo (the
      Auditor Recommends Discharge from Liability)        Management
10  Determination of the Number of Board Members: (10)
      and Deputy Members (0) of Board                     Management
11  Determination of the Number of Auditors: (1) and
      Deputy Auditors (0)                                 Management
12  Determination of Fees for Board Members and Auditors  Management
13  Election of Board Members and Chairman of the
      Board: the Nomination Committee's Proposal: for the
      Period Until the End of the Next Annual General
      Meeting Bjorn Wahlroos, Robin Lawther, Lars G
      Nordstrom, Sarah Russell, Silvija Seres, Kari
      Stadigh and Birger Steen Shall be Re- Elected As
      Board Members and Pernille Erenbjerg, Maria
      Varsellona and Lars Wollung Shall be Elected As
      Board Members. for the Period Until the End of the
      Next Annual General Meeting Bjorn Wahlroos Shall be
      Re-elected As Chairman                              Management
14  Election of Auditors: Ohrlings
      PricewaterhouseCoopers Ab                           Management
15  Resolution on Establishment of A Nomination
      Committee                                           Management
16  Resolution on Authorization for the Board of
      Directors to Decide on Issue of Convertible
      Instruments in the Company                          Management
17  Resolution on Purchase of Own Shares According to
      Chapter 7 Section 6 of the Swedish Securities
      Market Act (sw. Lagen (2007:528) Om
      Vardepappersmarknaden)                              Management
18  Resolution on Guidelines for Remuneration for
      Executive Officers                                  Management
19  Appointment of Auditor in A Foundation Managed by
      the Company                                         Management





                                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                    PROPOSED BY MGT. POSITION REGISTRANT VOTED
20.A Please Note That This Resolution is A Shareholder
        Proposal: Resolutions on the Following Matters
        Initiated by the Shareholder Thorwald Arvidsson:
        That the Annual General Meeting Decides to Adopt A
        Vision on Absolute Equality Between Men and Women
        on All Levels in the Company                        Shareholder
20.B Please Note That This Resolution is A Shareholder
        Proposal: Resolutions on the Following Matters
        Initiated by the Shareholder Thorwald Arvidsson:
        That the Annual General Meeting Decides to Instruct
        the Board of Directors of the Company to Set Up A
        Working Group with the Task of Realizing This
        Vision on the Long Term and Monitoring Closely the
        Development in Both the Equality and the Ethnicity
        Area                                                Shareholder
20.C Please Note That This Resolution is A Shareholder
        Proposal: Resolutions on the Following Matters
        Initiated by the Shareholder Thorwald Arvidsson:
        That the Annual General Meeting Decides to Annually
        Submit A Written Report to the Annual General
        Meeting, As A Suggestion by Including the Report in
        the Printed Annual Report                           Shareholder
20.D Please Note That This Resolution is A Shareholder
        Proposal: Resolutions on the Following Matters
        Initiated by the Shareholder Thorwald Arvidsson:
        That the Annual General Meeting Decides to Instruct
        the Board of Directors to Take Necessary Measures
        in Order to Create A Shareholders Association in
        the Company                                         Shareholder
20.E Please Note That This Resolution is A Shareholder
        Proposal: Resolutions on the Following Matters
        Initiated by the Shareholder Thorwald Arvidsson:
        That the Annual General Meeting Decides That the
        Board Directors Shall Not be Allowed to Invoice
        Their Board Fees Through A Legal Person, Swedish Or
        Foreign                                             Shareholder
20.F Please Note That This Resolution is A Shareholder
        Proposal: Resolutions on the Following Matters
        Initiated by the Shareholder Thorwald Arvidsson:
        That the Annual General Meeting Decides That the
        Nomination Committee When Performing Its Tasks
        Shall Pay Specific Attention to Questions Related
        to Ethics, Gender and Ethnicity                     Shareholder
20.G Please Note That This Resolution is A Shareholder
        Proposal: Resolutions on the Following Matters
        Initiated by the Shareholder Thorwald Arvidsson:
        That the Annual General Meeting Decides to Instruct
        to the Board of Directors to Submit A Proposal for
        Decision on Representation in the Board of
        Directors As Well As in the Nomination Committee
        for the Small and Medium Sized Shareholders to the
        Annual General Meeting 2018 (or Any Extraordinary
        Shareholders Meeting Held Before That)              Shareholder
20.H Please Note That This Resolution is A Shareholder
        Proposal: Resolutions on the Following Matters
        Initiated by the Shareholder Thorwald Arvidsson:





                            MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
        That the Annual General Meeting Decides in Relation
        to Item 20e. Above, Instruct the Board of Directors
        to Write to the Appropriate Authority in the First
        Place the Swedish Government Or the Tax Authorities
        to Bring About A Changed Regulation in This Area    Shareholder
 20.I Please Note That This Resolution is A Shareholder
        Proposal: Resolutions on the Following Matters
        Initiated by the Shareholder Thorwald Arvidsson:
        That the Annual General Meeting Decides to Instruct
        the Board of Directors to Write to the Swedish
        Government and Draw Its Attention to the
        Desirability of Amending the Law Meaning That the
        Possibility to Have Shares with Different Voting
        Rights Shall be Abolished in Swedish Limited
        Liability Companies                                 Shareholder
 20.J Please Note That This Resolution is A Shareholder
        Proposal: Resolutions on the Following Matters
        Initiated by the Shareholder Thorwald Arvidsson: to
        Amend Article 7 of the Articles of Association      Shareholder
      09 Mar 2017: Please Note That This is A Revision
        Due to Modification of The-text of Resolutions No
        10 and 11. If You Have Already Sent in Your
        Votes,-please Do Not Vote Again Unless You Decide
        to Amend Your Original-instructions. Thank You.     Non-Voting                  Non-Voting
NOVARTIS AG, BASEL
 SECURITY ID: H5820Q150
 Meeting Date: 28-Feb-17    Meeting Type: Annual General Meeting
      Please Note That This is an Amendment to Meeting Id
        723253 Due to Addition Of- Resolution B. All Votes
        Received on the Previous Meeting Will be
        Disregarded-and You Will Need to Reinstruct on This
        Meeting Notice. Thank You                           Non-Voting                  Non-Voting
      Part 2 of This Meeting is for Voting on Agenda and
        Meeting Attendance-requests Only. Please Ensure
        That You Have First Voted in Favour of
        The-registration of Shares in Part 1 of the
        Meeting. It is A Market Requirement-for Meetings of
        This Type That the Shares are Registered and Moved
        to A-registered Location at the Csd, and Specific
        Policies at the Individual-sub- Custodians May
        Vary. Upon Receipt of the Vote Instruction, It is
        Possible-that A Marker May be Placed on Your Shares
        to Allow for Reconciliation And-re- Registration
        Following A Trade. Therefore Whilst This Does Not
        Prevent The-trading of Shares, Any That are
        Registered Must be First Deregistered If-required
        for Settlement. Deregistration Can Affect the
        Voting Rights of Those-shares. If You Have Concerns
        Regarding Your Accounts, Please Contact Your-client
        Representative                                      Non-Voting                  Non-Voting
 A.1  Approval of the Operating and Financial Review of
        Novartis Ag, the Financial Statements of Novartis





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Ag and the Group Consolidated Financial Statements
      for the 2016 Financial Year                         Management
A.2 Discharge from Liability of the Members of the
      Board of Directors and the Executive Committee      Management
A.3 Appropriation of Available Earnings of Novartis Ag
      As Per Balance Sheet and Declaration of Dividend:
      Gross Dividend (before Taxes and Duties) of Chf
      2.75 Per Dividend Bearing Share of Chf 0.50 Nominal
      Value                                               Management
A.4 Reduction of Share Capital                            Management
A.5.1Binding Vote on Total Compensation for Members of
      the Board of Directors from the 2017 Annual General
      Meeting to the 2018 Annual General Meeting          Management
A.5.2Binding Vote on Total Compensation for Members of
      the Executive Committee for the Next Financial
      Year, I.e. 2018                                     Management
A.5.3Advisory Vote on the 2016 Compensation Report        Management
A.6.1Re-election of Joerg Reinhardt, Ph.D., and
      Re-election As Chairman of the Board of Directors
      (in A Single Vote)                                  Management
A.6.2Re-election of Nancy C. Andrews, M.D., Ph.D. As A
      Member of the Board of Directors                    Management
A.6.3Re-election of Dimitri Azar, M.D. As A Member of
      the Board of Directors                              Management
A.6.4Re-election of Ton Buechner As A Member of the
      Board of Directors                                  Management
A.6.5Re-election of Srikant Datar, Ph.D. As A Member of
      the Board of Directors                              Management
A.6.6Re-election of Elizabeth Doherty As A Member of the
      Board of Directors                                  Management
A.6.7Re-election of Ann Fudge As A Member of the Board
      of Directors                                        Management
A.6.8Re-election of Pierre Landolt, Ph.D. As A Member of
      the Board of Directors                              Management
A.6.9Re-election of Andreas Von Planta, Ph.D. As A
      Member of the Board of Directors                    Management
A6.10 Re-election of Charles L. Sawyers, M.D. As A Member
      of the Board of Directors                           Management
A6.11 Re-election of Enrico Vanni, Ph.D. As A Member of
      the Board of Directors                              Management
A6.12 Re-election of William T. Winters As A Member of
      the Board of Directors                              Management
A6.13 Election of Frans Van Houten As A Member of the
      Board of Directors                                  Management
A.7.1Re-election of Srikant Datar, Ph.D., As Member of
      the Compensation Committee                          Management
A.7.2Re-election of Ann Fudge As Member of the
      Compensation Committee                              Management
A.7.3Re-election of Enrico Vanni, Ph.D., As Member of
      the Compensation Committee                          Management
A.7.4Re-election of William T. Winters As Member of the
      Compensation Committee                              Management
A.8 Re-election of the Statutory Auditor: the Board of
      Directors Proposes the Re- Election of





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
       PricewaterhouseCoopers Ag As Statutory Auditor of
       Novartis Ag for the Financial Year Starting on
       January 1, 2017                                    Management
 A.9 Re-election of the Independent Proxy: the Board of
       Directors Proposes the Re- Election of Lic. Iur.
       Peter Andreas Zahn, Attorney at Law, Basel, As
       Independent Proxy of Novartis Ag Until the End of
       the Next Annual General Meeting                    Management
 B   If Alternative Motions Under the Agenda Items
       Published in the Notice of Annual General Meeting
       And/or Motions Relating to Additional Agenda Items
       (article 700 Paragraph 3 of the Swiss Code of
       Obligations) are Proposed at the Annual General
       Meeting, I/we Instruct the Independent Proxy to
       Vote As Follows: (yes = According to the Motion of
       the Board of Directors, Against = Against
       Alternative/additional Motions, Abstain = Abstain
       from Voting)                                       Management
SABMILLER PLC, WOKING SURREY
 SECURITY ID: G77395104
 Meeting Date: 21-Jul-16 Meeting Type: Annual General Meeting
 1   To Receive the Financial Statements of the Company
       and the Reports of the Directors and Auditors for
       the Year Ended 31 March 2016                       Management     For          Voted - For
 2   To Approve the Directors Remuneration Report 2016,
       Other Than the Directors Remuneration Policy,
       Contained in the Annual Report for the Year Ended
       31 March 2016                                      Management     For          Voted - For
 3   To Re-elect Mr. J P Du Plessis As A Director of the
       Company                                            Management     For          Voted - For
 4   To Re-elect Mr. A J Clark As A Director of the
       Company                                            Management     For          Voted - For
 5   To Elect Mr. D J De Lorenzo As A Director of the
       Company                                            Management     For          Voted - For
 6   To Re-elect Mr. M H Armour As A Director of the
       Company                                            Management     For          Voted - For
 7   To Re-elect Mr. D R Beran As A Director of the
       Company                                            Management     For          Voted - For
 8   To Re-elect Mr. G C Bible As A Director of the
       Company                                            Management     For          Voted - For
 9   To Re-elect Mr. D S Devitre As A Director of the
       Company                                            Management     For          Voted - For
 10  To Re-elect Mr. G R Elliott As A Director of the
       Company                                            Management     For          Voted - For
 11  To Re-elect Ms. L M S Knox As A Director of the
       Company                                            Management     For          Voted - For
 12  To Re-elect Mr. T A Manuel As A Director of the
       Company                                            Management     For          Voted - For
 13  To Re-elect Dr. D F Moyo As A Director of the
       Company                                            Management     For          Voted - For





                        MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
14  To Re-elect Mr. C A Perez Davila As A Director of
      the Company                                         Management     For          Voted - For
15  To Re-elect Mr. A Santo Domingo Davila As A
      Director of the Company                             Management     For          Voted - For
16  To Re-elect Ms. H A Weir As A Director of the
      Company                                             Management     For          Voted - For
17  To Declare A Final Dividend of 93.75 Us Cents Per
      Share, Payable If the Proposed Acquisition of the
      Company by A Belgian Company Formed for the
      Purposes of the Recommended Acquisition of the
      Company by Anheuser-busch Inbev Sa/nv Has Not
      Become Effective Prior to 12 August                 Management     For          Voted - For
18  To Re-appoint PricewaterhouseCoopers LLP As
      Auditors of the Company, to Hold Office Until the
      Conclusion of the Next General Meeting at Which
      Accounts are Laid                                   Management     For          Voted - For
19  To Authorise the Directors to Determine the
      Remuneration of the Auditors                        Management     For          Voted - For
20  To Give A General Power and Authority to the
      Directors to Allot Shares                           Management     For          Voted - For
21  To Give A General Power and Authority to the
      Directors to Allot Shares for Cash Otherwise Than
      Pro Rata to All Shareholders                        Management     For          Voted - For
22  To Give A General Authority to the Directors to
      Make Market Purchases of Ordinary Shares of Usd
      0.10 Each in the Capital of the Company             Management     For          Voted - For
23  To Approve the Calling of General Meetings, Other
      Than an Annual General Meeting, on Not Less Than 14
      Clear Days Notice                                   Management     For          Voted - For
Meeting Date: 28-Sep-16 Meeting Type: Court Meeting
1   Approval of the UK Scheme                             Management     For          Voted - For
    Please Note That Abstain is Not A Valid Vote Option
      for This Meeting Type.-please Choose Between "for"
      and "against" Only. Should You Choose to
      Vote-abstain for This Meeting Then Your Vote Will
      be Disregarded by the Issuer Or-issuers Agent       Non-Voting                  Non-Voting
Meeting Date: 28-Sep-16 Meeting Type: Ordinary General Meeting
1   That: (a) the Terms of A Proposed Contract Between
      Holders of the Deferred Shares in the Company and
      the Company Providing for the Purchase by the
      Company of the Deferred Shares to be Held in
      Treasury be Approved and Authorised; (b) the
      Directors of the Company be Authorised to Take All
      Such Action As They May Consider Necessary Or
      Appropriate for Carrying the Scheme Into Effect;
      (c) the Articles of Association of the Company be
      Amended by the Adoption of the Proposed New
      Articles 186, 187 and 188; (d) the Articles of
      Association of the Company be Amended by the
      Adoption of the Proposed New Article 57a; and (e)
      the Belgian Offer and the Belgian Merger be





                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Approved, and the Directors be Authorised to Take
      All Steps Necessary Or Desirable in Connection with
      the Belgian Offer and the Belgian Merger            Management     For          Voted - For
TECHNIP (EX-TECHNIP-COFLEXIP), PARIS
 SECURITY ID: F90676101
 Meeting Date: 05-Dec-16 Meeting Type: Extraordinary General Meeting
    Please Note in the French Market That the Only
      Valid Vote Options are "for"-and "against" A Vote
      of "abstain" Will be Treated As an "against" Vote.  Non-Voting                  Non-Voting
    The Following Applies to Shareholders That Do Not
      Hold Shares Directly with A- French Custodian:
      Proxy Cards: Voting Instructions Will be Forwarded
      to The- Global Custodians on the Vote Deadline
      Date. in Capacity As Registered- Intermediary, the
      Global Custodians Will Sign the Proxy Cards and
      Forward-them to the Local Custodian. If You Request
      More Information, Please Contact-your Client
      Representative                                      Non-Voting                  Non-Voting
    In Case Amendments Or New Resolutions are Presented
      During the Meeting, Your- Vote Will Default to
      'abstain'. Shares Can Alternatively be Passed to
      The-chairman Or A Named Third Party to Vote on Any
      Such Item Raised. Should You-wish to Pass Control
      of Your Shares in This Way, Please Contact
      Your-broadridge Client Service Representative.
      Thank You                                           Non-Voting                  Non-Voting
    Please Note That Important Additional Meeting
      Information is Available By-clicking on the
      Material Url Link:-https://balo.journal-
      Officiel.gouv.fr/pdf/2016/1028/201610281605026.pdf  Non-Voting                  Non-Voting
 1  Review and Approval of the Cross-border Merger by
      Acquisition of the Company by Technipfmc            Management     For          Voted - For
 2  Elimination of Double Voting Rights                   Management     For          Voted - For
 3  Dissolution Without Liquidation of the Company As
      of the Date of Final Completion of the
      Merger-acquisition by Technipfmc                    Management     For          Voted - For
 4  Powers to Carry Out All Legal Formalities             Management     For          Voted - For
 Meeting Date: 05-Dec-16 Meeting Type: Special General Meeting
    Please Note That Important Additional Meeting
      Information is Available By-clicking on the
      Material Url Link:-https://balo.journal-
      Officiel.gouv.fr/pdf/2016/1028/201610281605025.pdf  Non-Voting                  Non-Voting
    Please Note That This is an Informational Meeting,
      As There are No Proposals-to be Voted On. Should
      You Wish to Attend the Meeting Personally, You
      May-request an Entrance Card. Thank You.            Non-Voting                  Non-Voting
    Please Note That This Meeting is Only for Holders
      of Double Voting Rights.-thank You.                 Non-Voting                  Non-Voting





                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                              PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Review and Approval of the Cross-border Merger by
      Acquisition of the Company-by Technipfmc        Non-Voting                  Non-Voting
2   Elimination of Double Voting Rights               Non-Voting                  Non-Voting
3   Powers to Carry Out All Legal Formalities         Non-Voting                  Non-Voting

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND

By: /s/ Michael Beattie
    -------------------
    Michael Beattie
    President
    Date: August 30, 2017